Geographic and Significant Customer Information (Details) - Schedule of customer concentrations as a percentage of revenue		Dec. 31, 2021	Dec. 31, 2020
Customer A [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations		30.00%	47.00%
Customer B [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations	[1]		14.00%
Customer C [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations		23.00%
Customer D [Member]
Concentration Risk [Line Items]
Percentage of customer concentrations		11.00%		[1]

[1]	Lower than 10%